Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
10. Derivative Financial Instruments
As discussed in Note 2, Change in
carve-out
methodology section, Eve does not have derivative financial instrument derived from the carve-out
as of June 30, 2022. During the second quarter of 2022, Eve started consolidating Zanite’s assets and liabilities which includes derivative financial instruments related to the Private Placement Warrants.
As of December 31, 2021, Eve had the right, through the purchased put options, to sell US$1,393,512, the total notional outstanding, with an exercise price of R$5.2000 which was equivalent of R$7,246,263. Conversely, Eve had the obligation if exercised, through the sold call options, to sell US$1,393,512 at the weighted average exercise price of R$6.1174 which was equivalent to R$8,524,671. Changes in the fair value of zero-cost
collar designated as hedging instruments that effectively offset the variability of cash flows associated with foreign exchange rate fluctuation are reported in AOCI. These amounts subsequently were reclassified into the line item in our unaudited condensed consolidated statement of income in which the hedged items were recorded in the same period the hedged items affect earnings.
As of December 31, 2021, the fair value of derivative financial instruments was recognized as an asset in the amount of US$32,226. There were no cash flow hedges discontinued during 2021.
The effect of derivative instruments on the statements of income as shown per the table below:

Derivatives in cash flow hedging relationships	Amount of gain (or loss) recognized in OCI on derivative (effective portion)	Location of gain (or loss) reclassified from AOCI into income (effective portion)	Amount of gain (or loss) reclassified from AOCI into income (effective portion)
Three-month ended June 30, 2022
Zero-cost collar	$—	General and administrative	$—
Three-month ended June 30, 2021
Zero-cost collar	$50,195	General and administrative	$6,191

Derivatives in cash flow hedging relationships	Amount of gain (or loss) recognized in OCI on derivative (effective portion)	Location of gain (or loss) reclassified from AOCI into income (effective portion)	Amount of gain (or loss) reclassified from AOCI into income (effective portion)
Six-month ended June 30, 2022
Zero-cost collar	$—	General and administrative	$—
Six-month ended June 30, 2021
Zero-cost collar	$(911)	General and administrative	$6,191

8.	Derivative Financial Instruments
The UAM Business purchases financial instruments in order to protect its cash flows for employee salary costs denominated in BRL, against the risk of foreign currency fluctuations. The financial instrument used by the UAM Business is a zero-cost
collar, which consists of the purchasing of a put option and the sale of a call option, contracted with the same counterparty and with a zero-net
premium. The fair value of this instrument is determined by the observable market pricing model (through market information providers) and widely used by market participants to measure similar instruments. The UAM Business does not enter into derivative instruments for any purpose other than cash flow hedging. The UAM Business does not speculate using derivative instruments. The maximum length of time for which the UAM Business hedges its exposure to the variability in future cash flows is typically one year.
By using derivative financial instruments to hedge exposures to foreign currency fluctuations the UAM Business exposes itself to credit risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty owes the UAM Business, which creates credit risk for the UAM Business. When the fair value of a derivative contract is negative, the UAM Business owes the counterparty and, therefore, the UAM Business is not exposed to the counterparty’s credit risk in those circumstances. The UAM Business minimizes counterparty credit risk in derivative instruments by entering into transactions with high-quality counterparties financial institutions rated as investment grade by risk rating agencies
(Fitch, Moody’s and Standard and Poor’s)
. The derivative instruments entered into by the UAM Business do not contain credit-risk-related contingent features.
Management believes that it is prudent to limit the foreign currency fluctuations of exposures to BRL related to employees’ salary costs. To meet this objective, management purchases put options and sells call options with the same currency, counterparty and expiration date to manage fluctuations in its cash flows by creating a cap and a floor on the currency exchange rate fluctuation.
As of December 31, 2021, the UAM Business has the right, through the purchased put options, to sell US$1,745,687, the total notional outstanding, with an exercise price of R$5.2000 which is equivalent of R$9,077,572. Conversely, the UAM Business has the obligation if exercised, through the sold call options, to sell US$1,745,687 at the weighted average exercise price of R$6.1256 which is equivalent to R$10,693,380, thereby creating a floor for the notional amount of its hedged foreign currency limiting the foreign currency fluctuation. As of December 31, 2020, the UAM Business has the right, through the purchased put options, to sell US$487,702, the total notional outstanding, with an exercise price of R$3.7962 which is equivalent of R$1,851,414. Conversely, the UAM Business has the obligation if exercised, through the sold call options, to sell US$487,702 at the weighted average exercise price of R$4.3999 which is equivalent to R$2,145,840. Changes in the fair value of zero-cost
collar designated as hedging instruments that effectively offset the variability of cash flows associated with foreign exchange rate fluctuation are reported in AOCI. These amounts subsequently are reclassified into the line item in our combined statement of income in which the hedged items are recorded in the same period the hedged items affect earnings.
As of December 31, 2021, US$32,226 of deferred losses on derivative instruments accumulated in other comprehensive loss (“OCI”) are expected to be reclassified to earnings during the next 12 months. Transactions and events expected to occur over the next twelve months that will necessitate reclassifying these derivatives’ results to earnings include the employee salary payments. There were no cash flow hedges discontinued during 2021, 2020 or 2019.
On December 31, 2021, the fair value of derivative financial instruments was recognized as a liability in the amount of US$32,226. On December 31, 2020, the fair value of derivative financial instruments was recognized as an asset in the amount of US$45,438.
The effect of derivative instruments on the combined statements of income for the years ended December 31, 2021, 2020 and 2019:

Derivatives in cash flow hedging relationships	Amount of gain (or loss) recognized in OCI on derivative (effective portion)	Location of gain (or loss) reclassified from AOCI into income (effective portion)	Amount of gain (or loss) reclassified from AOCI into income (effective portion)
2021:
Zero-cost collar	$(67,659)	General and administrative	$10,005
2020:
Zero-cost collar	$(10,750)	General and administrative	$(56,762)
2019:
Zero-cost collar	$(4,568)	General and administrative	$(3,994)